REVENUE - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Management fee revenue
Disaggregation of Revenue [Line Items]
Reduction to earnings (loss) from equity method investments	$ 900
Private insurance companies
Disaggregation of Revenue [Line Items]
Reduction of accounts receivable	15,000
Reduction of revenue	15,000	$ 10,300
Reduction of revenue that relate to a decline in the Company's historical collection experience		6,000
Provider Network Entities
Disaggregation of Revenue [Line Items]
Reduction of accounts receivable	3,100
Reduction to earnings (loss) from equity method investments		$ 700
Provider Network Entities | Out-of-network fee
Disaggregation of Revenue [Line Items]
Reduction of revenue	3,100
Provider Network Entities | Management fee revenue
Disaggregation of Revenue [Line Items]
Reduction of revenue	$ 2,200